John Hancock Funds II

Supplement dated July 1, 2014 to the current prospectus

U.S. Equity Fund

Ben Inker, CFA, and Sam Wilderman, CFA, have been named as portfolio managers of U.S. Equity Fund (the “fund”). The following information supplements the portfolio manager information in “Fund summary” under “Portfolio management”:

Ben Inker, CFA

Co-head of Asset Allocation Team
Managed fund since 2014

Sam Wilderman, CFA
Co-head of Asset Allocation Team
Managed fund since 2014

The following information supplements the portfolio manager information in “Fund details” under “Who’s who – Subadviser”:

Ben Inker, CFA

•	Co-head of Asset Allocation Team
•	Managed fund since 2014
•	Joined GMO in 1992

Sam Wilderman, CFA

•	Co-head of Asset Allocation Team
•	Managed fund since 2014
•	Joined GMO in 1996

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class NAV prospectus

U.S. Equity Fund

Ben Inker, CFA, and Sam Wilderman, CFA, have been named as portfolio managers of U.S. Equity Fund (the “fund”). Accordingly, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Subadvisor	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Ben Inker, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

Sam Wilderman, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

The following information is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").” Mssrs. Inker and Wilderman are now listed as Portfolio Managers of the fund.

Fund	Portfolio Managers
U.S. Equity Fund	Ben Inker, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

Sam Wilderman, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

•	Ben Inker, CFA. Co-head of Asset Allocation Team; joined GMO in 1992 and has managed the fund since 2014.
•	Sam Wilderman, CFA. Co-head of Asset Allocation Team; joined GMO in 1996 and has managed the fund since 2014.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the current Class 1 prospectus

U.S. Equity Fund

Ben Inker, CFA, and Sam Wilderman, CFA, have been named as portfolio managers of U.S. Equity Fund (the “fund”). Accordingly, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Subadvisor	Portfolio Manager

Grantham, Mayo, Van Otterloo & Co. LLC	Ben Inker, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

Sam Wilderman, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

The following information is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").” Mssrs. Inker and Wilderman are now listed as Portfolio Managers of the fund.

Fund	Portfolio Manager
U.S. Equity Fund	Ben Inker, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

Sam Wilderman, CFA
Co-head of Asset Allocation Team
Managed the fund since 2014

•	Ben Inker, CFA. Co-head of Asset Allocation Team; joined GMO in 1992 and has managed the fund since 2014.
•	Sam Wilderman, CFA. Co-head of Asset Allocation Team; joined GMO in 1996 and has managed the fund since 2014.

You should read this Supplement in conjunction with the prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated July 1, 2014 to the Statement of Additional Information (“SAI”)

U.S. Equity Fund

APPENDIX B — FUND MANAGER INFORMATION

Ben Inker, CFA, and Sam Wilderman, CFA, have been named as portfolio managers of U.S. Equity Fund. The following supplements the information presented in Appendix B to the SAI regarding the portfolio managers of the Fund:

FUND MANAGER INFORMATION

The following chart reflects information regarding accounts other than the funds for which each portfolio manager to the fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he or she manages.

The following table reflects information as of May 31, 2014:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed	Other Accounts	Assets Managed
Ben Inker, CFA	26	$43,484,777,014	11	$5,988,608,028	199	$19,937,855,416
Sam Wilderman, CFA	26	$43,484,777,014	11	$5,988,608,028	199	$19,937,855,416

Performance-Based Fees for Other Accounts Managed. Of the accounts in the tables listed above, those for which the Subadviser receives a fee based on investment performance are listed in the table below:

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed	Other Accounts	Assets Managed
Ben Inker, CFA	0	0	0	0	154	$15,186,803,647
Sam Wilderman, CFA	0	0	0	0	154	$15,186,803,647

Share Ownership by Portfolio Managers. The following table indicates as of [May 31], 2014 the value, within the indicated range, of shares beneficially owned by the portfolio managers in each Fund. For purposes of each table, the letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Ben Inker, CFA	A
Sam Wilderman, CFA	A

Description of material conflicts: Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.

To manage these conflicts, GMO maintains firm-wide trade allocation standards, and each of the trading desks has implemented specific allocation procedures designed to allocate investment opportunities fairly and equitably over time.

To further manage the potential conflicts associated with side-by-side management of accounts or funds with performance fees and those that have solely asset-based fees, no Member or employee has been granted any specific participation in the performance of any account managed by GMO nor is any Member or employee compensated in any way that is explicitly linked to the performance of any portfolio.

Description of the structure of, and the method used to determine, the compensation of each member of the fund’s portfolio management team: Senior members of each division are generally members (partners) of GMO. As of March 31, 2014, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Dollar range of fund securities owned by each member of the fund’s portfolio management team: The senior members have no beneficial interest in the Fund’s shares.

You should read this Supplement in conjunction with the SAI and retain it for future reference.